Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Passenger ticket	$ 457,619				$ 416,219						$ 816,547	$ 767,549	$ 1,604,563	$ 1,563,363	$ 1,411,785
Onboard and other	186,814				167,015						355,517	331,115	671,683	655,961	600,343
Total revenue	644,433	503,171		674,411	583,234	515,430	488,594	666,634	568,586	495,510	1,172,064	1,098,664	2,276,246	2,219,324	2,012,128
Cruise operating expense
Commissions, transportation and other	112,985				108,694						207,564	199,309	410,531	410,709	379,532
Onboard and other	49,316				44,009						91,687	83,210	173,916	169,329	153,137
Payroll and related	82,809				74,374						156,848	147,722	293,059	290,822	265,390
Fuel	75,582				71,615						148,080	137,141	283,678	243,503	207,210
Food	33,674				31,331						63,636	62,711	125,807	124,933	114,064
Other	66,713				57,718						115,953	109,675	191,442	228,580	227,843
Total cruise operating expense	421,079				387,741						783,768	739,768	1,478,433	1,467,876	1,347,176
Other operating expense
Marketing, general and administrative	72,647				61,807						157,417	132,969	251,183	251,351	264,152
Depreciation and amortization	53,854				46,680						102,602	92,477	189,537	183,985	170,191
Total other operating expense	126,501				108,487						260,019	225,446	440,720	435,336	434,343
Operating income	96,853	49,505		174,138	87,006	46,444	42,339	160,019	76,250	37,504	128,277	133,450	357,093	316,112	230,609
Non-operating income (expense)
Interest expense, net	(103,686)				(48,905)						(231,342)	(95,075)	(189,930)	(190,187)	(173,672)
Other income (expense)	306				(2,070)						1,517	940	1,393	934	(33,951)
Total non-operating income (expense)	(103,380)				(50,975)						(229,825)	(94,135)	(188,537)	(189,253)	(207,623)
Net income (loss)	$ (6,527)	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ (101,548)	$ 39,315	$ 168,556	$ 126,859	$ 22,986

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.